Share capital and reserves - Ordinary Shares (Details) - Ordinary shares - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning balance (in shares)	163,200,000	172,600,000
Shares converted from Founder Preferred Shares	300,000	400,000
Shares repurchased in the year	7,400,000	11,300,000
Number of shares outstanding, ending balance (in shares)	156,100,000	163,200,000
Number Of Shares Repurchased Not Yet Settled	55,996